SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenue from External Customer [Line Items]
Total external revenue	$ 327,368	$ 324,969	$ 630,470	$ 621,817
Total long-lived assets	423,856		423,856		$ 438,146
Total operating income	27,091	34,116	48,032	58,674
Interest expense, net	(8,562)	(9,439)	(16,846)	(20,043)
Other income, net	940	184	1,999	805
Income before income tax	19,469	24,861	33,185	39,436
Production Services [Member]
Revenue from External Customer [Line Items]
Total external revenue	205,061	219,595	393,148	414,098
Total long-lived assets	209,492		209,492		220,453
Total operating income	22,696	27,954	42,725	46,878
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total external revenue	122,307	105,374	237,322	207,719
Total long-lived assets	163,833		163,833		162,295
Total operating income	20,714	12,921	36,861	22,677
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	373,325		373,325		382,748
Total operating income	43,410	40,875	79,586	69,555
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	50,531		50,531		$ 55,398
Total operating income	$ (16,319)	$ (6,759)	$ (31,554)	$ (10,881)